CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 147,246	$ 166,555	$ 242,431
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	209,118	159,723	129,256
Accretion of convertible notes	388
Loss (gain) on disposal of property, plant and equipment	(253)	1,227	2,565
Gain on disposal of solar power systems		(1,666)	(36,098)
Gain on disposal of investment in affiliates	(13,936)	(1,928)	(47,102)
Impairment loss of property, plant and equipment	11,854	21,866	30,968
Impairment loss of project assets	369	20,194	9,016
Impairment loss of investment	24,060	0	5,738
Loss (gain) on change in fair value of derivatives, net	(50,001)	22,218	19,230
Equity in loss of unconsolidated investees	(10,779)	(28,948)	(5,908)
Allowance for credit losses	9,874	1,250	2,812
Non-cash operating lease expenses	19,260	14,318
Write-down of inventories	42,907	19,447	14,646
Share-based compensation	12,350	10,682	10,258
Unrealized gain (loss) from sales to affiliates	(66)	6,194	(13,573)
Derecognition of commodity hedge and interest rate swap	4,439
Changes in operating assets and liabilities:
Accounts receivable trade	65,379	51,670	(179,607)
Accounts receivable, unbilled	(12,064)	(15,268)	1,158
Amounts due from related parties	26,828	(17,347)	9,237
Inventories	(180,974)	(312,781)	55,408
Value added tax recoverable	2,687	(849)	(9,206)
Advances to suppliers	(138,915)	(27,066)	29,001
Project assets	(443,730)	28,527	(30,501)
Prepaid expenses and other current assets	(72,188)	33,283	(2,208)
Other non-current assets	(11,913)	(24,037)	9,387
Accounts payable	(89,180)	209,175	47,756
Short-term notes payable	120,445	185,827	(173,148)
Amounts due to related parties	(9,773)	(5,798)	10,467
Other payables	10,386	42,810	39,791
Advances from customers	51,683	96,115	(11,225)
Operating lease liabilities	(19,369)	(12,566)
Other liabilities	179,911	(10,851)	(29,691)
Accrued warranty costs	(19,143)	4,624	(3,563)
Prepaid land use rights	452	2,622	6,557
Goodwill		1,005	5,243
Liability for uncertain tax positions	(623)	(4,775)	10,863
Deferred taxes	(21,439)	(12,455)	37,591
Net settlement of derivatives	33,054	(27,012)	28,731
Loss contingency accruals	1,115	4,126
Net cash provided by (used in) operating activities	(120,541)	600,111	216,280
Investing activities:
Investments in affiliates	(17,758)	(7,684)	(11,036)
Return of investment from affiliates		3,012	816
Proceeds from disposal of investment in affiliates	33,037	1,649	337,773
Purchase of property, plant and equipment and intangible assets	(334,781)	(291,182)	(316,282)
Purchase of solar power systems	(160)
Proceeds from disposal of solar power systems		103	17,800
Net cash provided by (used in) investing activities	(319,662)	(294,102)	29,071
Financing activities:
Proceeds from short-term borrowings	1,667,703	1,257,009	1,430,708
Repayment of short-term borrowings	(1,561,597)	(1,649,721)	(2,368,967)
Proceeds from long-term borrowings	207,632	530,990	382,831
Acquisition of non-controlling interest		(14,176)	(6,591)
Proceeds from non-controlling interests	261,332	11,488	10,470
Proceeds from third party financing liabilities	6,419	3,000	119,095
Proceeds from sales-leaseback arrangement	9,945	9,044	35,944
Distributions to tax equity investors		(1,120)	(3,013)
Repayment of finance lease obligation	(22,173)	(42,658)	(64,859)
Net proceeds from issuance of convertible notes	222,826
Payments for repurchase of convertible notes		(127,500)
Proceeds from subscription of employee stock ownership plan	36,342
Proceeds from exercise of stock options	1,035	875	769
Payments for repurchase of treasury stock	(5,963)	(11,845)
Net cash provided by (used in) financing activities	823,501	(34,614)	(463,613)
Effect of exchange rate changes	50,997	(6,965)	(38,725)
Net increase (decrease) in cash and cash equivalents	434,295	264,430	(256,987)
Cash and cash equivalents at the beginning of the year	1,205,420	940,990	1,190,134
Less: net decrease in cash, cash equivalents and restricted cash classified within assets held-for-sale			(7,843)
Cash and cash equivalents at the end of the year	1,639,715	1,205,420	940,990
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	78,747	85,362	103,236
Income taxes paid, net of tax refund	38,193	40,454	32,135
Supplemental schedule of non-cash activities:
Property, plant and equipment costs included in other payables	$ 244,512	$ 244,483	$ 228,970